Fair Value - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory note		$ 0			$ 29,000,000.0
Proceeds from settlement of loans, including convertible loans		$ 56,000,000	$ 0	$ 0
Ampere
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible promissory note					$ 29,000,000.0
Ampere | Convertible loans receivable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from settlement of loans, including convertible loans	$ 39,300,000
Ampere
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Proceeds from sale of equity method investments	$ 143,400,000